Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Movements in goodwill
The changes in 2023 and 2024 were as follows:
Philips Group
Goodwill in millions of EUR

	2023	2024
Balance as of January 1
Cost	12,747	12,133
Impairments	(2,509)	(2,256)
Book value	10,238	9,876

Acquisitions¹	24
Impairments	(8)
Divestments and transfers to assets classified as held for sale²	(8)	(22)
Translation differences and other	(370)	528
Total change	(362)	507
Balance as of December 31
Cost	12,133	12,777
Impairments	(2,256)	(2,394)
Book value	9,876	10,383
[1]Refer to Acquisitions and divestments
[2]Refer to Discontinued operations and assets classified as held for sale

Goodwill by business
Goodwill allocated to the Businesses (groups of cash-generating units) as of December 31, 2024, is presented in the following table:
Philips Group
Goodwill by business in millions of EUR

	2023	2024
Monitoring	3,964	4,194
Image-Guided Therapy	3,044	3,216
Precision Diagnosis	1,363	1,440
Sleep & Respiratory Care	687	694
Personal Health	483	509
Enterprise Informatics	336	331
Book value	9,876	10,383

Key assumptions
The values assigned to the key assumptions used for the value-in-use calculations were as follows:
Philips Group
Key assumptions 2024

	Compound sales growth rate
	Initial forecast period	Extrapolation period	Used to calculate terminal value	Pre-tax discount rates
Monitoring	5.3%	4.7%	2.5%	9.1%
Image-Guided Therapy	6.3%	5.0%	2.5%	9.7%
Precision Diagnosis	2.4%	3.6%	2.5%	9.9%
Sleep & Respiratory Care	10.1%	7.3%	2.5%	10.3%
Personal Health	5.1%	4.2%	2.5%	9.9%
Enterprise Informatics	4.4%	5.4%	2.5%	8.9%
The assumptions used for the 2023 value-in-use calculations for cash-generating units to which a significant amount of goodwill was allocated were as follows:
Philips Group
Key assumptions 2023

	Compound sales growth rate
	Initial forecast period	Extrapolation period	Used to calculate terminal value	Pre-tax discount rates
Monitoring	8.2%	5.5%	2.5%	9.5%
Image-Guided Therapy	7.9%	5.2%	2.5%	10.7%
Precision Diagnosis	3.8%	3.4%	2.5%	10.4%
Sleep & Respiratory Care	9.5%	9.3%	2.5%	10.8%
Personal Health	5.0%	4.6%	2.5%	10.3%
Enterprise Informatics	5.3%	5.8%	2.5%	9.0%